Net finance expense	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Net finance expense	Net finance expenses
Recognized in profit or loss

(in thousands of USD)	2025	2024	2023
Interest income	6,539	15,895	20,620
Dividends from other shares	5,351	1,050	—
Income on recycling hedges from OCI into P&L	—	—	25,749
Change in fair value of fuel derivatives recognized in P&L	—	—	3,210
Foreign exchange gains	10,986	21,744	17,590
Finance income	22,876	38,689	67,168

Interest expense on financial liabilities measured at amortized cost	(375,286)	(145,562)	(132,268)
Interest expense on lease liabilities	(3,537)	(275)	(631)
Change in fair value of fuel derivatives recognized in P&L	—	—	(8,276)
Fair value adjustment on interest rate swaps	(3,407)	—	37
Other financial charges	(14,296)	(9,249)	(13,513)
Foreign exchange losses	(33,291)	(14,253)	(17,246)
Finance expenses	(429,817)	(169,339)	(171,897)

Net finance expenses	(406,941)	(130,650)	(104,729)

Finance income for the year ended December 31, 2025 decreased compared to the year ended December 31, 2024, primarily due to lower interest income earned during the period and reduced foreign exchange gains.

Finance expenses for the year ended December 31, 2025 increased compared to the year ended December 31, 2024. The increase is primarily attributable to higher interest expenses on financial liabilities, driven by a higher average outstanding debt position during the period. This reflects financing costs incurred in connection with the completion of the Golden Ocean transaction, refinancings concluded during the year, and the expansion and increased total value of the fleet.

The increase in foreign exchange losses primarily reflects the revaluation impact of movements in the EUR/USD exchange rate on the Group’s EUR-denominated borrowings.

The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2025	2024	2023
Total interest income on financial assets	6,539	15,895	46,368
Total interest expense on financial liabilities	(375,286)	(145,562)	(132,268)
Total interest leasing	(3,537)	(275)	(631)
Total other financial charges	(14,296)	(9,249)	(13,513)